Northern Lights Fund Trust III

Counterpoint Tactical Income Fund

Incorporated herein by reference is the definitive version of the prospectus supplement for the Counterpoint Tactical Income Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on December 10, 2014, (SEC Accession No. 0000910472-14-005691).